LAND USE RIGHTS (Details)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)
Land use rights	¥ 1,361,969	$ 205,742	¥ 0
Less: accumulated amortization	(26,843)	(4,055)	0
Land use rights, net	¥ 1,335,126	$ 201,687	¥ 0